Commitments - Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 229,385	¥ 189,826
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	11,519	10,108
Later than 1 year and no later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	37,033	30,757
After 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 180,833	¥ 148,961